Organization and Nature of Operations (Tables)	6 Months Ended
Jun. 30, 2025
Organization and Nature of Operations [Abstract]
Schedule of Consolidated VIE and Subsidiaries

The Company includes the following subsidiaries and the consolidated VIE and the subsidiaries of the VIE in the unaudited condensed consolidated financial statements as if the current corporate structure (“restructuring” or “reorganization”) had been in existence throughout the periods presented (see “Reorganization under common control through VIE structure” below):

Name	Date of Organization	Place of Organization
Subsidiaries
Hongli Hong Kong Limited (“Hongli HK”)	March 5, 2021	Hong Kong SAR
Shandong Xiangfeng Heavy Industry Co., Ltd. (“WFOE”)	April 8, 2021	People’s Republic of China (“PRC”)
VIE and Its Subsidiaries
Shandong Hongli Special Section Tube Co., Ltd., (“Hongli Shandong”)	September 13, 1999	PRC
Shandong Maituo Heavy Industry Co., Ltd. (“Maituo”) (1)	May 23, 2019	PRC
Shandong Haozhen Heavy Industry Co., Ltd. (“Haozhen Shandong”) (2)	September 18, 2020	PRC
Beijing Haozhen Heavy Industry Technology Company Limited (“Haozhen Beijing”) (3)	February 4, 2021	PRC

(1)	Wholly owned subsidiary of Hongli Shandong

(2)	Haozhen Shandong was jointly established by Hongli Shandong and Sungda Tech Co., Ltd., with Sungda Tech holding a 30 % ownership interest in Haozhen Shandong. As of June 30, 2025, Haozhen Shandong had not commenced operations, and no portion of income or loss was attributable to the noncontrolling interest in the subsidiary. Therefore, no noncontrolling interest was reported in the unaudited condensed consolidated financial statements for the six months ended June 30, 2025 and 2024.

(3)	Haozhen Beijing was jointly established by Hongli Shandong and an individual, who holding a 3 % ownership interest in Haozhen Beijing. As of June 30, 2025, Haozhen Beijing had not commenced operations, and no portion of income or loss was attributable to the noncontrolling interest in the subsidiary. Therefore, no noncontrolling interest was reported in the unaudited condensed consolidated financial statements for the six months ended June 30, 2025 and 2024.

Schedule of Consolidated Financial Information of the VIE and VIE’s Subsidiaries

The following information of the VIE and VIE’s subsidiaries as a whole as of June 30, 2025 and December 31, 2024 were included in the accompanying unaudited condensed consolidated financial statements of the Company. Transactions between VIE and VIE’s subsidiaries are eliminated in the financial information presented below:

	June 30,	December 31,
	2025	2024
Assets
Current assets:
Cash and cash equivalents	$850,204	$857,212
Restricted cash	1,551	15,070
Accounts receivable, net of allowance for expected credit losses of $96,358 and $89,399 as of June 30, 2025 and December 31, 2024, respectively	9,054,097	5,809,374
Notes receivable	811,251	522,331
Inventories, net	1,860,342	2,674,001
Due from parent company	957,938	940,130
Prepaid expense and other current assets	1,414,427	2,004,889
Total current assets	14,949,810	12,823,007
Non-current assets
Property, plant and equipment, net	10,324,602	10,385,742
Prepayment for purchase of Yingxuan Assets	5,440,231	5,339,093
Intangible assets, net	4,465,482	4,432,403
Deferred tax assets	48,272	40,773
Total Assets	$35,228,397	$33,021,018

Liabilities
Current liabilities
Short-term loans	$9,396,513	$6,079,252
Accounts payable	1,667,235	1,380,202
Due to related parties	27,931	32,866
Short-term loans - related parties	8,459,422	-
Income tax payable	171,453	34,428
Accrued expenses and other payables	514,659	638,610
Total current liabilities	20,237,213	8,165,358
Long-term loans	-	3,305,209
Long-term loans - related parties	69,948	7,895,020
Total Liabilities	$20,307,161	$19,365,587

Net Assets	$14,921,236	$13,655,431

Schedule of Consolidated Operating Information of the VIE and VIE’s Subsidiaries
	Six Months Ending June 30,
	2025	2024
Revenue, net	$9,587,978	$6,962,241
Gross profit	$3,289,729	$2,302,472
Income from operations	$1,369,299	$358,516
Net income	$994,857	$68,547